UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 21.7%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

Series 2182, Class ZC, 7.50%, 9/15/29	$135,451	$152,721

Series 4273, Class SP, 5.329%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(1)	516,145	639,855

Series 4407, Class LN, 3.492%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(1)	161,337	159,371

Series 4637, Class CU, 3.00%, 8/15/44	11,813,959	11,606,399

Series 4677, Class SB, 5.994%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(1)	2,977,032	3,342,564

Series 4703, Class TZ, 4.00%, 7/15/47	373,681	382,235

Series 4774, Class QD, 4.50%, 1/15/43	18,526,960	19,235,136

Interest Only:(2)

Series 267, Class S5, 3.527%, (6.00% - 1 mo. USD LIBOR), 8/15/42(1)	12,986,851	2,050,368

Series 2631, Class DS, 4.627%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)	2,417,460	340,133

Series 2953, Class LS, 4.227%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)	1,742,409	117,988

Series 2956, Class SL, 4.527%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)	1,203,942	203,248

Series 3114, Class TS, 4.177%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)	4,129,396	484,076

Series 3153, Class JI, 4.136%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)	2,915,672	486,926

Series 3745, Class SA, 4.277%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)	1,085,425	38,071

Series 3969, Class SB, 4.177%, (6.65% - 1 mo. USD LIBOR), 2/15/30(1)	767,561	19,605

Series 3973, Class SG, 4.177%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)	1,898,477	106,274

Series 4007, Class JI, 4.00%, 2/15/42	2,746,648	512,340

Series 4050, Class IB, 3.50%, 5/15/41	12,067,366	1,575,897

Series 4067, Class JI, 3.50%, 6/15/27	9,259,547	872,096

Series 4070, Class S, 3.627%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)	16,178,951	2,534,544

Series 4095, Class HS, 3.627%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)	4,878,787	608,126

Series 4109, Class ES, 3.677%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)	89,531	15,637

Series 4109, Class KS, 3.627%, (6.10% - 1 mo. USD LIBOR), 5/15/32(1)	723,725	15,526

Series 4109, Class SA, 3.727%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)	6,249,428	1,030,913

Series 4149, Class S, 3.777%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)	4,588,566	718,089

Series 4163, Class GS, 3.727%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)	3,643,510	617,734

Series 4169, Class AS, 3.777%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)	5,532,982	792,628

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)

Series 4180, Class GI, 3.50%, 8/15/26	$3,931,897	$257,932

Series 4188, Class AI, 3.50%, 4/15/28	7,205,957	588,968

Series 4189, Class SQ, 3.677%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)	6,727,363	907,312

Series 4203, Class QS, 3.777%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)	4,363,068	565,138

Series 4212, Class SA, 3.727%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)	8,367,831	383,659

Series 4233, Class GI, 3.50%, 3/15/25	28,839	30

Series 4323, Class CI, 4.00%, 3/15/40	6,865,501	499,158

Series 4332, Class IK, 4.00%, 4/15/44	2,928,046	607,867

Series 4332, Class KI, 4.00%, 9/15/43	2,724,768	411,731

Series 4343, Class PI, 4.00%, 5/15/44	6,002,397	1,224,892

Series 4370, Class IO, 3.50%, 9/15/41	3,976,081	543,883

Series 4381, Class SK, 3.677%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)	6,556,654	1,234,351

Series 4388, Class MS, 3.616%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)	7,401,215	1,488,122

Series 4408, Class IP, 3.50%, 4/15/44	9,146,336	1,619,371

Series 4452, Class SP, 3.727%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)	12,496,425	1,748,948

Series 4497, Class CS, 3.716%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)	19,620,547	3,981,963

Series 4507, Class MI, 3.50%, 8/15/44	10,772,656	1,771,610

Series 4507, Class SJ, 3.707%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)	11,111,208	2,161,079

Series 4520, Class PI, 4.00%, 8/15/45	46,507,530	6,033,617

Series 4526, Class PI, 3.50%, 1/15/42	6,897,800	898,361

Series 4528, Class BS, 3.677%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)	11,069,477	2,310,119

Series 4629, Class QI, 3.50%, 11/15/46	11,900,831	1,892,380

Series 4637, Class IP, 3.50%, 4/15/44	5,513,548	801,779

Series 4644, Class TI, 3.50%, 1/15/45	10,494,998	1,746,440

Series 4653, Class PI, 3.50%, 7/15/44	5,635,841	701,211

Series 4667, Class PI, 3.50%, 5/15/42	23,577,671	2,996,092

Series 4672, Class LI, 3.50%, 1/15/43	11,606,424	1,384,772

Series 4744, Class IO, 4.00%, 11/15/47	9,044,160	1,749,284

Series 4749, Class IL, 4.00%, 12/15/47	7,472,941	1,571,094

Series 4767, Class IM, 4.00%, 5/15/45	14,296,330	1,972,606

Series 4768, Class IO, 4.00%, 3/15/48	9,476,778	2,001,757

Principal Only:(3)

Series 4417, Class KO, 0.00%, 12/15/43	1,576,803	1,045,986

Series 4478, Class PO, 0.00%, 5/15/45	3,251,559	2,731,526

		$98,491,538

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2017-DNA2, Class M2, 5.927%, (1 mo. USD LIBOR + 3.45%), 10/25/29(4)	$20,310,000	$22,026,378

1	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)

Series 2017-DNA3, Class M2, 4.977%, (1 mo. USD LIBOR + 2.50%), 3/25/30(4)	$15,000,000	$15,469,276

Series 2018-DNA1, Class M2, 4.277%, (1 mo. USD LIBOR + 1.80%), 7/25/30(4)	7,694,168	7,599,981

Series 2018-DNA2, Class M2, 4.627%, (1 mo. USD LIBOR + 2.15%), 12/25/30(4)(5)	12,000,000	12,033,082

Series 2018-DNA3, Class M2, 4.577%, (1 mo. USD LIBOR + 2.10%), 9/25/48(4)(5)	5,000,000	4,977,853

		$62,106,570

Federal National Mortgage Association:

Series G94-7, Class PJ, 7.50%, 5/17/24	$248,762	$267,949

Series 1994-42, Class K, 6.50%, 4/25/24	156,852	166,709

Series 2009-62, Class WA, 5.571%, 8/25/39(6)	1,847,554	1,980,456

Series 2013-6, Class TA, 1.50%, 1/25/43	2,236,360	2,155,860

Series 2017-66, Class ZJ, 3.00%, 9/25/57	4,598,583	4,347,827

Series 2017-76, Class Z, 3.00%, 10/25/57	6,940,298	6,675,580

Interest Only:(2)

Series 2004-46, Class SI, 3.523%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)	3,693,874	452,648

Series 2005-17, Class SA, 4.223%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)	2,276,497	423,880

Series 2005-71, Class SA, 4.273%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)	1,710,456	124,182

Series 2005-105, Class S, 4.223%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)	1,999,567	352,431

Series 2006-44, Class IS, 4.123%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)	1,703,398	296,481

Series 2006-65, Class PS, 4.73%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)	1,700,337	333,573

Series 2006-96, Class SN, 4.723%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)	2,220,280	357,453

Series 2006-104, Class SD, 4.163%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)	1,698,348	291,752

Series 2006-104, Class SE, 4.153%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)	1,132,232	201,937

Series 2007-50, Class LS, 3.973%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)	2,397,020	424,058

Series 2008-26, Class SA, 3.723%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)	3,145,566	504,178

Series 2008-61, Class S, 3.61%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)	5,410,762	855,107

Series 2010-99, Class NS, 4.123%, (6.60% - 1 mo. USD LIBOR), 3/25/39(1)	1,353,243	31,591

Series 2010-124, Class SJ, 3.565%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)	2,027,195	105,730

Series 2010-135, Class SD, 3.523%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)	4,587,169	243,988

Series 2011-101, Class IC, 3.50%, 10/25/26	4,339,820	341,498

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Series 2011-101, Class IE, 3.50%, 10/25/26	$3,260,052	$257,622

Series 2011-104, Class IM, 3.50%, 10/25/26	5,486,445	439,706

Series 2012-24, Class S, 3.023%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)	2,301,370	121,253

Series 2012-30, Class SK, 4.073%, (6.55% - 1 mo. USD LIBOR), 12/25/40(1)	7,165,346	786,004

Series 2012-52, Class DI, 3.50%, 5/25/27	8,618,473	799,230

Series 2012-56, Class SU, 4.273%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)	881,077	32,302

Series 2012-63, Class EI, 3.50%, 8/25/40	10,438,528	937,604

Series 2012-73, Class MS, 3.573%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)	7,157,904	394,229

Series 2012-76, Class GS, 3.573%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)	4,948,484	338,517

Series 2012-86, Class CS, 3.61%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)	3,222,023	197,947

Series 2012-94, Class KS, 4.16%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)	13,192,234	1,514,197

Series 2012-94, Class SL, 4.21%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)	9,894,175	1,148,721

Series 2012-97, Class PS, 3.673%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)	11,259,768	1,702,578

Series 2012-103, Class GS, 3.623%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)	8,170,319	510,727

Series 2012-112, Class SB, 3.673%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)	8,812,315	1,209,626

Series 2012-124, Class IO, 1.543%, 11/25/42(6)	9,200,868	337,630

Series 2012-139, Class LS, 3.649%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)	7,525,126	1,516,724

Series 2012-147, Class SA, 3.623%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)	9,996,942	1,877,252

Series 2012-150, Class PS, 3.673%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	8,794,291	1,159,122

Series 2012-150, Class SK, 3.673%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	13,599,897	1,730,664

Series 2013-11, Class IO, 4.00%, 1/25/43	22,539,339	3,521,456

Series 2013-12, Class SP, 3.16%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)	4,078,733	434,307

Series 2013-15, Class DS, 3.723%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)	9,615,167	1,369,035

Series 2013-23, Class CS, 3.773%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)	5,197,765	759,270

Series 2013-54, Class HS, 3.823%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)	7,648,560	580,221

Series 2013-64, Class PS, 3.773%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)	6,231,632	733,222

Series 2013-66, Class JI, 3.00%, 7/25/43	10,307,384	1,639,802

Series 2013-75, Class SC, 3.773%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)	14,734,928	1,234,696

2	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Series 2014-29, Class IG, 3.50%, 6/25/43	$3,327,027	$372,833

Series 2014-32, Class EI, 4.00%, 6/25/44	3,249,263	662,123

Series 2014-41, Class SA, 3.565%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)	6,982,168	1,647,242

Series 2014-43, Class PS, 3.623%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)	7,083,024	1,308,150

Series 2014-55, Class IN, 3.50%, 7/25/44	9,617,062	1,567,772

Series 2014-64, Class BI, 3.50%, 3/25/44	3,608,429	471,189

Series 2014-67, Class IH, 4.00%, 10/25/44	6,938,881	1,270,349

Series 2014-80, Class CI, 3.50%, 12/25/44	5,981,165	975,030

Series 2014-89, Class IO, 3.50%, 1/25/45	9,538,256	1,734,189

Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)	23,129,905	1,828,185

Series 2015-14, Class KI, 3.00%, 3/25/45	12,255,225	1,894,622

Series 2015-17, Class SA, 3.71%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)	10,800,763	1,659,087

Series 2015-22, Class GI, 3.50%, 4/25/45	5,845,368	956,659

Series 2015-31, Class SG, 3.623%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)	14,130,216	3,032,669

Series 2015-36, Class IL, 3.00%, 6/25/45	7,150,674	1,135,824

Series 2015-47, Class SG, 3.673%, (6.15% - 1 mo. USD LIBOR), 7/25/45(1)	7,545,297	1,473,035

Series 2015-52, Class MI, 3.50%, 7/25/45	15,899,969	2,727,099

Series 2015-93, Class BS, 3.673%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)	10,998,287	2,230,632

Series 2015-95, Class SB, 3.51%, (6.00% - 1 mo. USD LIBOR), 1/25/46(1)	14,804,401	2,436,308

Series 2016-1, Class SJ, 3.673%, (6.15% - 1 mo. USD LIBOR), 2/25/46(1)	20,626,152	3,700,325

Series 2017-46, Class NI, 3.00%, 8/25/42	12,695,500	1,724,082

Series 2018-21, Class IO, 3.00%, 4/25/48	23,836,154	4,327,201

		$87,353,137

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2017-C03, Class 1M2, 5.477%, (1 mo. USD LIBOR + 3.00%), 10/25/29(4)	$1,610,000	$1,711,526

Series 2017-C06, Class 1M2, 5.127%, (1 mo. USD LIBOR + 2.65%), 2/25/30(4)	212,953	220,176

Series 2017-C07, Class 1M2, 4.877%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	4,178,340	4,285,668

Series 2017-C07, Class 1M2C, 4.877%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	6,355,664	6,479,106

Series 2018-C01, Class 1M2, 4.727%, (1 mo. USD LIBOR + 2.25%), 7/25/30(4)	13,000,000	13,154,856

Series 2018-C03, Class 1M2, 4.627%, (1 mo. USD LIBOR + 2.15%), 10/25/30(4)	5,500,000	5,540,207

		$31,391,539

Security	Principal Amount	Value

Government National Mortgage Association:

Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(1)	$1,891,797	$1,908,263

Series 2017-110, Class ZJ, 3.00%, 7/20/47	106,825	100,424

Series 2017-115, Class ZA, 3.00%, 7/20/47	2,161,936	2,075,029

Interest Only:(2)

Series 2011-48, Class SD, 4.189%, (6.67% - 1 mo. USD LIBOR), 10/20/36(1)	2,368,323	59,849

Series 2014-68, Class KI, 0.80%, 10/20/42(6)	10,598,419	360,254

Series 2015-116, Class AS, 3.219%, (5.70% - 1 mo. USD LIBOR), 8/20/45(1)	8,165,530	928,150

Series 2017-104, Class SD, 3.719%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)	15,220,382	2,760,528

Series 2017-121, Class DS, 2.019%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)	13,906,318	1,014,299

Series 2017-137, Class AS, 2.015%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)	20,321,890	1,553,964

		$10,760,760

Total Collateralized Mortgage Obligations (identified cost $333,968,671)		$290,103,544

Mortgage Pass-Throughs — 0.5%

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

2.881%, (COF + 1.25%), with maturity at 2035(7)	$474,625	$479,127

4.458%, (COF + 1.25%), with maturity at 2030(7)	152,495	160,345

7.00%, with various maturities to 2036	1,665,741	1,853,082

8.00%, with maturity at 2026	129,555	131,061

		$2,623,615

Federal National Mortgage Association:

3.618%, (COF + 1.25%), with maturity at 2035(7)	$356,219	$364,617

4.041%, (COF + 1.78%), with maturity at 2035(7)	1,050,985	1,091,237

6.00%, with various maturities to 2032	459,784	507,665

6.50%, with maturity at 2036	868,545	959,649

7.00%, with various maturities to 2037	757,117	839,193

8.50%, with maturity at 2032	221,587	256,371

9.50%, with maturity at 2028	205,172	223,724

		$4,242,456

Total Mortgage Pass-Throughs (identified cost $6,715,455)		$6,866,071

3	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 1.7%

Security	Principal Amount	Value

CFCRE Commercial Mortgage Trust

Series 2016-C7, Class D, 4.581%, 12/10/54(5)(6)	$800,000	$739,989

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class D, 4.71%, 9/15/47(5)(6)	3,430,000	3,052,532

Series 2014-C25, Class D, 4.092%, 11/15/47(5)(6)	8,045,000	6,786,324

Series 2015-C29, Class D, 3.808%, 5/15/48(6)	2,500,000	2,063,155

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2013-C11, Class D, 4.502%, 8/15/46(5)(6)	5,000,000	2,698,702

Series 2016-C32, Class D, 3.396%, 12/15/49(5)(6)	1,699,000	1,418,393

WF-RBS Commercial Mortgage Trust

Series 2014-C24, Class D, 3.692%, 11/15/47(5)	8,000,000	6,300,883

Total Commercial Mortgage-Backed Securities (identified cost $27,010,259)		$23,059,978

Asset-Backed Securities — 16.0%

Security	Principal Amount	Value

Alinea CLO, Ltd.

Series 2018-1A, Class E, 8.592%, (3 mo. USD LIBOR + 6.00%), 7/20/31(4)(5)	$2,000,000	$1,922,524

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 9.507%, (3 mo. USD LIBOR + 6.91%), 1/15/32(4)(5)	3,000,000	2,962,948

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 8.877%, (3 mo. USD LIBOR + 6.18%), 11/10/30(4)(5)	2,000,000	1,936,156

Ares XL CLO, Ltd.

Series 2016-40A, Class DR, 8.947%, (3 mo. USD LIBOR + 6.35%), 1/15/29(4)(5)	1,000,000	980,436

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class D, 8.534%, (3 mo. USD LIBOR + 5.85%), 5/15/30(4)(5)	4,000,000	3,782,463

Ares XXXIV CLO, Ltd.

Series 2015-2A, Class E2, 7.782%, (3 mo. USD LIBOR + 5.20%), 7/29/26(4)(5)	4,500,000	4,423,149

Series 2015-2A, Class F, 9.082%, (3 mo. USD LIBOR + 6.50%), 7/29/26(4)(5)	2,000,000	1,873,602

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 8.297%, (3 mo. USD LIBOR + 5.70%), 7/15/30(4)(5)	3,000,000	2,835,018

Babson CLO, Ltd.

Series 2016-1A, Class ER, 8.592%, (3 mo. USD LIBOR + 6.00%), 7/23/30(4)(5)	2,000,000	1,916,030

Series 2017-1A, Class E, 8.601%, (3 mo. USD LIBOR + 6.00%), 7/18/29(4)(5)	2,900,000	2,796,047

Security	Principal Amount	Value

Babson CLO, Ltd. (continued)

Series 2018-1A, Class D, 8.097%, (3 mo. USD LIBOR + 5.50%), 4/15/31(4)(5)	$5,000,000	$4,679,060

Bain Capital Credit CLO, Ltd.

Series 2017-2A, Class E, 8.93%, (3 mo. USD LIBOR + 6.35%), 7/25/30(4)(5)	2,250,000	2,215,947

Series 2018-1A, Class E, 7.942%, (3 mo. USD LIBOR + 5.35%), 4/23/31(4)(5)	3,500,000	3,242,890

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class D, 8.542%, (3 mo. USD LIBOR + 5.95%), 4/20/31(4)(5)	3,000,000	2,856,819

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 8.192%, (3 mo. USD LIBOR + 5.60%), 1/20/31(4)(5)	5,000,000	4,670,294

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class E, 7.942%, (3 mo. USD LIBOR + 5.35%), 4/20/31(4)(5)	3,000,000	2,788,414

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class E, 9.513%, (3 mo. USD LIBOR + 6.70%), 1/17/32(4)(5)	2,000,000	1,984,832

Betony CLO 2, Ltd.

Series 2018-1A, Class D, 8.233%, (3 mo. USD LIBOR + 5.65%), 4/30/31(4)(5)	3,000,000	2,810,174

BlueMountain CLO, Ltd.

Series 2015-3A, Class DR, 7.992%, (3 mo. USD LIBOR + 5.40%), 4/20/31(4)(5)	2,000,000	1,858,536

Series 2016-3A, Class ER, 8.634%, (3 mo. USD LIBOR + 5.95%), 11/15/30(4)(5)	1,000,000	950,180

Series 2018-1A, Class E, 8.533%, (3 mo. USD LIBOR + 5.95%), 7/30/30(4)(5)	750,000	715,908

Canyon Capital CLO, Ltd.

Series 2016-1A, Class ER, 8.347%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	4,000,000	3,710,760

Series 2016-2A, Class ER, 8.787%, (3 mo. USD LIBOR + 6.00%), 10/15/31(4)(5)	1,000,000	932,290

Series 2017-1A, Class E, 8.847%, (3 mo. USD LIBOR + 6.25%), 7/15/30(4)(5)	1,000,000	955,849

Series 2018-1A, Class E, 8.347%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	2,000,000	1,865,688

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class DR2, 9.097%, (3 mo. USD LIBOR + 6.50%), 1/14/32(4)(5)	1,000,000	977,209

Series 2014-3RA, Class D, 8.165%, (3 mo. USD LIBOR + 5.40%), 7/27/31(4)(5)	2,000,000	1,855,209

Series 2014-4RA, Class D, 8.247%, (3 mo. USD LIBOR + 5.65%), 7/15/30(4)(5)	3,000,000	2,832,027

Series 2015-5A, Class DR, 9.292%, (3 mo. USD LIBOR + 6.70%), 1/20/32(4)(5)	3,500,000	3,470,075

4	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Carlyle Global Market Strategies CLO, Ltd. (continued)

Series C17A, Class DR, 8.751%, (3 mo. USD LIBOR + 6.00%), 4/30/31(4)(5)	$3,000,000	$2,852,836

Cole Park CLO, Ltd.

Series 2015-1A, Class ER, 9.192%, (3 mo. USD LIBOR + 6.60%), 10/20/28(4)(5)	2,000,000	1,989,545

Dryden Senior Loan Fund

Series 2015-40A, Class ER, 8.434%, (3 mo. USD LIBOR + 5.75%), 8/15/31(4)(5)	2,000,000	1,895,634

Series 2016-42A, Class ER, 8.147%, (3 mo. USD LIBOR + 5.55%), 7/15/30(4)(5)	2,000,000	1,876,344

Series 2018-55A, Class E, 7.997%, (3 mo. USD LIBOR + 5.40%), 4/15/31(4)(5)	1,000,000	933,293

Galaxy CLO, Ltd.

Series 2015-21A, Class ER, 7.842%, (3 mo. USD LIBOR + 5.25%), 4/20/31(4)(5)	4,000,000	3,705,508

Galaxy XXI CLO, Ltd.

Series 2015-21A, Class DR, 5.242%, (3 mo. USD LIBOR + 2.65%), 4/20/31(4)(5)	5,000,000	4,806,865

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class E, 8.53%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,903,679

Golub Capital Partners CLO, Ltd.

Series 2015-22A, Class ER, 8.592%, (3 mo. USD LIBOR + 6.00%), 1/20/31(4)(5)	3,000,000	2,814,871

Series 2018-37A, Class E, 8.342%, (3 mo. USD LIBOR + 5.75%), 7/20/30(4)(5)	3,000,000	2,792,423

Highbridge Loan Management, Ltd.

Series 3A-2014, Class DR, 9.101%, (3 mo. USD LIBOR + 6.50%), 7/18/29(4)(5)	2,900,000	2,855,980

ICG US CLO, Ltd.

Series 2018-2A, Class E, 8.342%, (3 mo. USD LIBOR + 5.75%), 7/22/31(4)(5)	1,000,000	926,578

Invitation Homes Trust

Series 2017-SFR2, Class E, 4.724%, (1 mo. USD LIBOR + 2.25%), 12/17/36(4)(5)	3,604,791	3,608,565

Series 2018-SFR1, Class E, 4.474%, (1 mo. USD LIBOR + 2.00%), 3/17/37(4)(5)	4,693,000	4,691,426

Series 2018-SFR2, Class E, 4.474%, (1 mo. USD LIBOR + 2.00%), 6/17/37(4)(5)	15,061,248	15,125,799

Series 2018-SFR3, Class E, 4.474%, (1 mo. USD LIBOR + 2.00%), 7/17/37(4)(5)	13,000,000	13,029,632

Madison Park Funding XVII, Ltd.

Series 2015-17A, Class DR, 6.192%, (3 mo. USD LIBOR + 3.60%), 7/21/30(4)(5)	3,500,000	3,504,632

Series 2015-17A, Class ER, 9.092%, (3 mo. USD LIBOR + 6.50%), 7/21/30(4)(5)	5,000,000	4,998,556

Security	Principal Amount	Value

Neuberger Berman CLO XIV, Ltd.

Series 2013-14A, Class ER, 9.032%, (3 mo. USD LIBOR + 6.45%), 1/28/30(4)(5)	$1,750,000	$1,709,502

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class ER, 8.648%, (3 mo. USD LIBOR + 6.06%), 10/17/30(4)(5)	2,000,000	1,908,832

Neuberger Berman Loan Advisers CLO, Ltd.

Series 2018-30A, Class E, 9.511%, (3 mo. USD LIBOR + 6.75%), 1/20/31(4)(5)	2,000,000	2,004,888

Palmer Square CLO, Ltd.

Series 2013-2A, Class DRR, 8.438%, (3 mo. USD LIBOR + 5.85%), 10/17/31(4)(5)	1,500,000	1,435,410

Series 2015-1A, Class DR, 8.841%, (3 mo. USD LIBOR + 6.20%), 5/21/29(4)(5)	2,000,000	1,983,232

Series 2015-2A, Class CR, 6.292%, (3 mo. USD LIBOR + 3.70%), 7/20/30(4)(5)	5,000,000	4,971,755

Series 2018-1A, Class D, 7.93%, (3 mo. USD LIBOR + 5.15%), 4/18/31(4)(5)	4,000,000	3,679,772

Series 2018-2A, Class D, 8.201%, (3 mo. USD LIBOR + 5.60%), 7/16/31(4)(5)	2,500,000	2,330,793

Pnmac Gmsr Issuer Trust

Series 2018-GT1, Class A, 5.34%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4)(5)	9,000,000	9,026,989

Series 2018-GT2, Class A, 5.127%, (1 mo. USD LIBOR + 2.65%), 8/25/25(4)(5)	7,272,000	7,303,286

Recette CLO, LLC

Series 2015-1A, Class E, 8.292%, (3 mo. USD LIBOR + 5.70%), 10/20/27(4)(5)	4,500,000	4,510,288

Series 2015-1A, Class F, 10.042%, (3 mo. USD LIBOR + 7.45%), 10/20/27(4)(5)	2,000,000	1,941,344

Regatta IX Funding, Ltd.

Series 2017-1A, Class E, 8.773%, (3 mo. USD LIBOR + 6.00%), 4/17/30(4)(5)	3,000,000	2,878,350

Regatta XIII Funding, Ltd.

Series 2018-2A, Class D, 8.547%, (3 mo. USD LIBOR + 5.95%), 7/15/31(4)(5)	3,000,000	2,814,085

Regatta XIV Funding, Ltd.

Series 2018-3A, Class E, 8.721%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,908,442

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 9.08%, (3 mo. USD LIBOR + 6.50%), 10/25/31(4)(5)	2,000,000	1,967,082

Upland CLO, Ltd.

Series 2016-1A, Class DR, 8.492%, (3 mo. USD LIBOR + 5.90%), 4/20/31(4)(5)	2,000,000	1,898,088

Vibrant CLO, Ltd.

Series 2018-9A, Class D, 8.842%, (3 mo. USD LIBOR + 6.25%), 7/20/31(4)(5)	2,000,000	1,904,636

Voya CLO, Ltd.

Series 2013-1A, Class DR, 9.077%, (3 mo. USD LIBOR + 6.48%), 10/15/30(4)(5)	5,000,000	4,803,609

5	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Voya CLO, Ltd. (continued)

Series 2014-1A, Class DR2, 8.601%, (3 mo. USD LIBOR + 6.00%), 4/18/31(4)(5)	$2,000,000	$1,912,378

Series 2015-3A, Class DR, 8.792%, (3 mo. USD LIBOR + 6.20%), 10/20/31(4)(5)	2,000,000	1,912,116

Series 2018-2A, Class E, 7.847%, (3 mo. USD LIBOR + 5.25%), 7/15/31(4)(5)	1,000,000	918,825

Wind River CLO, Ltd.

Series 2013-1A, Class DR, 8.892%, (3 mo. USD LIBOR + 6.30%), 7/20/30(4)(5)	2,000,000	1,928,560

Series 2017-1A, Class E, 9.021%, (3 mo. USD LIBOR + 6.42%), 4/18/29(4)(5)	2,000,000	1,969,925

Total Asset-Backed Securities (identified cost $219,186,304)		$214,734,887

Small Business Administration Loans (Interest Only)(8) — 5.6%

Security	Principal Amount	Value

0.657%, 3/15/30	$2,865,123	$65,772

0.73%, 7/15/31	3,334,140	82,630

0.932%, 5/15/42	1,675,456	64,445

0.98%, 4/15/32	1,621,161	52,143

1.132%, 10/14/36	3,334,594	134,081

1.309%, 4/15/42 to 7/15/42	10,651,877	600,247

1.336%, 9/15/41	1,961,577	101,865

1.382%, 6/15/41	3,223,908	167,211

1.48%, 4/15/34	1,220,044	60,670

1.49%, 7/15/36	1,192,479	57,658

1.507%, 7/15/36	1,357,925	63,806

1.559%, 3/16/42 to 7/15/42	4,270,316	271,586

1.586%, 8/28/36 to 10/21/36	4,567,273	239,502

1.609%, 12/15/41 to 7/15/42	12,400,768	830,006

1.632%, 9/15/41 to 6/15/42	3,462,544	229,007

1.682%, 4/15/41 to 5/15/42	5,934,892	409,305

1.73%, 10/15/33	1,842,669	108,036

1.732%, 11/21/41	1,260,849	89,557

1.738%, 5/15/36	3,773,509	212,426

1.809%, 12/21/41 to 11/15/42	9,115,447	783,771

1.836%, 11/9/36 to 2/15/40	3,161,738	198,348

1.859%, 12/28/41 to 6/15/42	19,027,707	1,445,312

1.882%, 11/19/36 to 12/15/36	5,023,281	317,386

1.909%, 2/15/42 to 7/15/42	12,254,578	1,057,162

1.934%, 7/15/42	1,791,137	148,054

1.959%, 11/29/30 to 8/15/42	8,953,764	708,961

1.982%, 10/15/37	1,099,612	68,412

2.032%, 2/15/42 to 5/15/42	4,795,731	442,122

2.055%, 1/15/38	1,164,456	80,428

Security	Principal Amount	Value

2.059%, 5/15/42 to 7/15/42	$5,225,376	$452,435

2.109%, 4/15/33 to 7/15/42	7,378,509	621,935

2.159%, 5/15/42 to 6/15/42	6,471,517	618,968

2.209%, 8/15/42	3,351,046	304,761

2.232%, 1/15/41 to 1/15/42	4,841,998	451,973

2.282%, 11/1/29	1,476,482	111,997

2.309%, 4/15/42 to 7/15/42	5,324,844	547,703

2.359%, 1/11/42 to 6/15/42	24,347,730	2,353,158

2.382%, 6/15/42	1,747,111	168,545

2.386%, 7/15/40	1,452,430	117,965

2.405%, 3/15/39	942,789	83,644

2.409%, 1/15/38 to 7/15/42	24,203,578	2,439,640

2.432%, 3/15/41 to 6/15/42	4,970,306	471,545

2.459%, 12/15/26 to 8/15/42	13,895,608	1,339,851

2.482%, 2/23/41	1,137,199	112,703

2.532%, 11/15/42	1,688,479	186,444

2.557%, 1/15/41	1,142,273	104,243

2.559%, 7/15/42	2,201,709	263,836

2.586%, 4/15/36	1,433,507	120,108

2.609%, 5/15/33 to 7/15/42	13,337,326	1,469,685

2.632%, 4/15/41	1,277,511	132,815

2.636%, 5/15/41	1,451,049	140,682

2.659%, 6/15/36 to 7/15/42	6,243,047	698,311

2.682%, 2/15/41 to 4/15/42	6,784,067	744,082

2.709%, 5/15/27 to 9/15/42	28,678,359	3,131,412

2.732%, 8/15/42	1,248,175	172,035

2.859%, 5/15/32 to 7/15/42	21,834,372	2,689,929

2.882%, 8/16/42	47,588,819	6,168,748

2.886%, 8/15/40	1,062,776	106,584

2.903%, 11/2/42	21,557,791	2,844,874

2.909%, 12/15/41 to 7/15/42	13,396,533	1,728,234

2.932%, 4/15/41 to 7/15/42	4,310,209	490,237

2.936%, 7/15/42	3,647,648	453,012

2.949%, 8/15/42	1,864,094	233,357

2.959%, 2/15/27 to 1/15/43	15,507,118	1,771,217

2.982%, 2/15/41 to 7/15/42	8,973,707	1,217,383

2.984%, 5/15/42 to 6/15/42	4,176,243	586,104

3.032%, 7/15/41 to 6/15/42	4,935,897	642,904

3.109%, 12/15/41 to 8/15/42	10,889,809	1,452,752

3.128%, 6/15/32	667,983	77,289

3.155%, 1/15/43	3,587,113	493,662

3.159%, 4/15/42 to 7/15/42	19,761,480	2,546,414

3.185%, 8/15/39	1,582,817	169,285

3.209%, 12/15/26 to 10/15/42	20,804,713	2,514,805

3.232%, 7/15/37 to 4/15/42	5,261,427	624,364

3.236%, 7/15/28 to 4/15/42	2,870,095	327,917

3.282%, 6/21/26 to 7/15/42	10,672,173	1,311,659

6	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount	Value

3.359%, 3/15/42 to 7/15/42		$5,552,311	$777,019

3.409%, 4/15/42 to 12/15/42		6,085,058	920,269

3.432%, 11/7/39 to 2/15/42		3,615,697	527,138

3.459%, 2/15/27 to 8/15/42		19,274,891	2,408,043

3.482%, 5/15/36 to 7/15/42		5,872,713	905,278

3.532%, 4/15/23 to 8/15/42		4,189,759	438,950

3.609%, 5/15/32 to 6/15/42		14,533,484	2,235,968

3.635%, 8/15/41		2,675,694	397,022

3.636%, 2/15/41 to 12/15/41		2,047,608	306,713

3.659%, 5/15/42 to 7/15/42		12,759,418	2,111,250

3.682%, 11/15/31 to 5/15/42		6,920,363	1,037,238

3.709%, 1/15/24 to 8/15/42		36,944,461	4,588,750

3.732%, 12/15/36 to 4/15/42		9,148,330	1,373,392

3.782%, 11/15/26 to 6/15/42		10,233,100	1,268,259

Total Small Business Administration Loans (Interest Only) (identified cost $66,951,712)			$74,196,404

Senior Floating-Rate Loans — 0.2%(9)

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Financial Services — 0.2%

Akbank T.A.S., Term Loan, 1.90%, (3 mo. EURIBOR + 1.90%), Maturing October 6, 2019(4)(10)	EUR	1,000	$1,118,688

Yapi ve Kredi Bankasi AS, Term Loan, 1.90%, (6 mo. EURIBOR + 1.90%), Maturing November 1, 2019(4)(10)	EUR	1,400	1,541,213

Total Senior Floating-Rate Loans (identified cost $2,630,310)			$2,659,901

Sovereign Loans — 0.1%

Borrower		Principal Amount (000’s omitted)	Value

Nigeria — 0.1%

Bank of Industry Limited

Term Loan, 8.61%, (3 mo. USD LIBOR + 6.00%), Maturing May 21, 2021(4)(11)		$1,810	$1,810,691

Total Nigeria			$1,810,691

Total Sovereign Loans (identified cost $1,803,695)			$1,810,691

Foreign Government Bonds — 28.4%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.1%

City of Buenos Aires, 42.42%, (BADLAR + 3.25%), 3/29/24(4)	ARS	626	$11,097

Provincia de Buenos Aires, 6.50%, 2/15/23(12)	USD	1,250	921,875

Provincia de Buenos Aires, 9.125%, 3/16/24(12)	USD	500	379,380

Provincia de Buenos Aires, 45.74%, (BADLAR + 3.75%), 4/12/25(4)(5)(12)	ARS	4,447	73,484

Provincia de Buenos Aires, 50.20%, (BADLAR + 3.83%), 5/31/22(4)	ARS	1,092	21,672

Total Argentina			$1,407,508

Iceland — 3.3%

Republic of Iceland, 5.00%, 11/15/28	ISK	1,137,440	$9,886,840

Republic of Iceland, 6.50%, 1/24/31	ISK	2,138,093	21,250,831

Republic of Iceland, 8.00%, 6/12/25	ISK	1,331,322	13,158,320

Total Iceland			$44,295,991

Indonesia — 3.1%

Indonesia Government Bond, 7.50%, 8/15/32	IDR	21,846,000	$1,446,628

Indonesia Government Bond, 7.50%, 5/15/38	IDR	225,000,000	14,549,211

Indonesia Government Bond, 8.25%, 5/15/36	IDR	369,229,000	25,946,020

Total Indonesia			$41,941,859

Japan — 6.4%

Japan Government CPI Linked Bond, 0.10%, 3/10/27(13)	JPY	6,595,550	$61,488,206

Japan Government CPI Linked Bond, 0.10%, 3/10/28(13)	JPY	2,614,638	24,410,642

Total Japan			$85,898,848

New Zealand — 6.2%

New Zealand Government Bond, 2.00%, 9/20/25(12)(13)	NZD	43,374	$31,335,054

New Zealand Government Bond, 2.50%, 9/20/35(12)(13)	NZD	607	488,986

New Zealand Government Bond, 3.00%, 9/20/30(12)(13)	NZD	62,763	51,412,030

Total New Zealand			$83,236,070

Peru — 5.0%

Peru Government Bond, 6.35%, 8/12/28	PEN	201,160	$66,275,056

Total Peru			$66,275,056

7	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Serbia — 1.5%

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,877,300	$19,174,727

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	97,420	995,736

Total Serbia			$20,170,463

Sri Lanka — 0.6%

Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	40,000	$219,910

Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	29,000	166,643

Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	351,000	1,998,536

Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	675,646

Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,197,347

Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	444,873

Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	11,000	63,957

Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	453,000	2,632,583

Total Sri Lanka			$8,399,495

Thailand — 2.2%

Thailand Government Bond, 1.25%, 3/12/28(12)(13)	THB	985,696	$29,065,082

Total Thailand			$29,065,082

Total Foreign Government Bonds (identified cost $378,348,201)			$380,690,372

Foreign Corporate Bonds — 2.9%

Security		Principal Amount (000’s omitted)	Value

Argentina — 0.2%

Pampa Energia SA, 7.50%, 1/24/27(12)	USD	2,000	$1,705,000

YPF SA, 56.375%, (BADLAR + 4.00%), 7/7/20(4)(12)	USD	1,250	433,625

Total Argentina			$2,138,625

Bahrain — 0.1%

Oil and Gas Holding Co. BSCC (The), 7.50%, 10/25/27(12)	USD	1,500	$1,604,123

Total Bahrain			$1,604,123

Belarus — 0.1%

Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(12)	USD	1,900	$1,977,425

Total Belarus			$1,977,425

Security		Principal Amount (000’s omitted)	Value

Brazil — 0.1%

Unigel Luxembourg SA, 10.50%, 1/22/24(12)	USD	1,100	$1,183,875

Total Brazil			$1,183,875

Bulgaria — 0.1%

Eurohold Bulgaria AD, 6.50%, 12/7/22(12)	EUR	1,200	$1,330,079

Total Bulgaria			$1,330,079

Canada — 0.1%

Gran Tierra Energy International Holdings, Ltd., 6.25%, 2/15/25(12)	USD	1,500	$1,445,625

Total Canada			$1,445,625

Cayman Islands — 0.1%

HKN Energy, Ltd., 11.00%, 3/6/24	USD	1,000	$1,028,750

Total Cayman Islands			$1,028,750

China — 0.2%

CAR, Inc., 6.125%, 2/4/20(12)	USD	1,000	$999,680

CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(12)	USD	500	490,413

KWG Group Holdings, Ltd., 6.00%, 9/15/22(12)	USD	550	543,287

Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(12)	USD	500	507,332

Times China Holdings, Ltd., 6.25%, 1/17/21(12)	USD	500	500,953

Total China			$3,041,665

Colombia — 0.2%

Frontera Energy Corp., 9.70%, 6/25/23(12)	USD	2,000	$2,140,000

Total Colombia			$2,140,000

El Salvador — 0.1%

AES El Salvador Trust II, 6.75%, 3/28/23(12)	USD	2,000	$1,942,500

Total El Salvador			$1,942,500

Georgia — 0.3%

JSC Georgia Capital, 6.125%, 3/9/24(12)	USD	1,650	$1,568,325

Silknet JSC, 11.00%, 4/2/24(12)	USD	1,930	1,956,537

Total Georgia			$3,524,862

Honduras — 0.0%(14)

Inversiones Atlantida SA, 8.25%, 7/28/22(12)	USD	278	$284,255

Total Honduras			$284,255

8	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Iceland — 0.0%(14)

WOW Air HF, 0.00%, (3 mo. EURIBOR+ 9.00%), 9/24/24(4)(15)	EUR	900	$131,227

WOW Air HF, 0.00%(15)(16)	EUR	20	2,887

Total Iceland			$134,114

Indonesia — 0.1%

Pertamina Persero PT, 5.25%, 5/23/21(12)	USD	1,000	$1,037,230

Total Indonesia			$1,037,230

Ireland — 0.1%

Aragvi Finance International DAC, 12.00%, 4/9/24(12)	USD	2,000	$2,000,000

Total Ireland			$2,000,000

Lebanon — 0.1%

BLOM Bank SAL, 7.50%, 5/4/23(12)	USD	800	$733,936

Total Lebanon			$733,936

Mexico — 0.3%

Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26(12)	USD	1,730	$1,871,428

Grupo Kaltex SA de CV, 8.875%, 4/11/22(12)	USD	1,750	1,168,125

Grupo KUO SAB de CV, 5.75%, 7/7/27(12)	USD	500	481,880

Total Mexico			$3,521,433

Netherlands — 0.1%

Metinvest BV, 7.75%, 4/23/23(12)	USD	1,600	$1,571,861

Total Netherlands			$1,571,861

Nigeria — 0.1%

SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(12)	USD	2,000	$2,100,000

Total Nigeria			$2,100,000

Panama — 0.1%

Promerica Financial Corp., 9.70%, 5/14/24(12)	USD	1,300	$1,371,500

Total Panama			$1,371,500

Saudi Arabia — 0.1%

Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(12)	USD	1,500	$1,474,110

Total Saudi Arabia			$1,474,110

Security		Principal Amount (000’s omitted)	Value

Spain — 0.1%

Atento Luxco 1 SA, 6.125%, 8/10/22(12)	USD	1,067	$1,080,647

Total Spain			$1,080,647

Ukraine — 0.1%

MHP Lux SA, 6.95%, 4/3/26(12)	USD	1,500	$1,436,361

MHP SE, 7.75%, 5/10/24(12)	USD	200	202,780

Total Ukraine			$1,639,141

United Kingdom — 0.1%

Petra Diamonds US Treasury PLC, 7.25%, 5/1/22(12)	USD	1,000	$977,500

Total United Kingdom			$977,500

Total Foreign Corporate Bonds (identified cost $40,503,809)			$39,283,256

Common Stocks — 0.3%

Security		Shares	Value

Iceland — 0.3%

Arion Banki HF(5)		2,497,017	$1,555,551

Eik Fasteignafelag HF(17)		3,180,300	231,500

Eimskipafelag Islands HF		326,400	508,723

Hagar HF		1,349,100	489,043

Reginn HF(17)		1,843,700	335,083

Reitir Fasteignafelag HF		875,500	590,758

Siminn HF		13,623,900	451,338

Sjova-Almennar Tryggingar HF		1,663,744	242,654

Total Iceland			$4,404,650

Total Common Stocks (identified cost $6,203,464)			$4,404,650

Closed-End Funds — 3.9%

Security		Shares	Value

BlackRock Corporate High Yield Fund, Inc.		1,000,336	$10,583,555

BlackRock Multi-Sector Income Trust		675,742	11,507,886

Brookfield Real Assets Income Fund, Inc.		188,718	4,178,217

MFS Multimarket Income Trust		451,200	2,567,328

Nuveen Global High Income Fund		456,000	7,172,880

PGIM Global High Yield Fund, Inc.		293,307	4,164,959

Wells Fargo Income Opportunities Fund		669,620	5,417,226

9	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Shares	Value

Western Asset High Income Opportunity Fund, Inc.		1,288,797	$6,443,985

Total Closed-End Funds (identified cost $54,389,572)			$52,036,036

Other — 3.2%

Security		Principal Amount/ Shares	Value

Altair V Reinsurance(10)(17)(18)(19)		1,932	$154,548

Altair VI Reinsurance(10)(17)(18)(19)		1,000	3,200,221

Blue Lotus Re, Ltd.(10)(17)(18)(19)		6,000	6,399,600

Eden Re II, Ltd., Series 2018A, 0.00%, 3/22/22(5)(10)(19)		$125,000	303,775

Eden Re II, Ltd., Series 2018B, 0.00%, 3/22/22(5)(10)(19)		$375,000	883,950

Eden Re II, Ltd., Series 2019A, 0.00%, 3/22/23(5)(10)(19)		$500,000	521,600

Eden Re II, Ltd., Series 2019B, 0.00%, 3/22/23(5)(10)(19)		$9,500,000	9,904,700

Mt. Logan Re, Ltd., Series 13 Preference Shares(10)(17)(18)(19)		2,000	1,924,033

Mt. Logan Re, Ltd., Special Investment Series 13(10)(17)(18)(19)		10,000	8,723,640

Sussex Capital, Ltd.(10)(17)(18)(19)		6,000	5,959,123

Versutus Re, Ltd.(10)(17)(18)(19)		4,000	4,054,000

Total Other (identified cost $42,705,971)			$42,029,190

Short-Term Investments — 6.9%

Foreign Government Securities — 2.1%
Security		Principal Amount (000’s omitted)	Value

Egypt — 2.1%

Egypt Treasury Bill, 0.00%, 8/6/19	EGP	200,525	$11,160,086

Egypt Treasury Bill, 0.00%, 8/20/19	EGP	47,675	2,660,759

Egypt Treasury Bill, 0.00%, 8/27/19	EGP	258,600	14,387,905

Total Egypt			$28,208,750

Total Foreign Government Securities (identified cost $27,345,797)			$28,208,750

U.S. Treasury Obligations — 0.5%

Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/2/19(20)		$7,000	$6,999,549

Total U.S. Treasury Obligations (identified cost $6,999,549)			$6,999,549

Other — 4.3%

Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.54%(21)	57,078,048	$57,078,048

Total Other (identified cost $57,077,826)		$57,078,048

Total Short-Term Investments (identified cost $91,423,172)		$92,286,347

Total Purchased Options and Swaptions — 1.4% (identified cost $22,679,784)		$18,720,998

Total Investments — 92.8% (identified cost $1,294,520,379)		$1,242,882,325

Total Written Options — (0.0)%(14) (premiums received $158,824)		$(52,500)

Other Assets, Less Liabilities — 7.2%		$96,850,433

Net Assets — 100.0%		$1,339,680,258

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2019.

(2)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2019.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2019, the aggregate value of these securities is $265,985,705 or 19.9% of the Portfolio’s net assets.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2019.

(7)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2019.

(8)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

10	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

(9)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(11)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(12)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2019, the aggregate value of these securities is $151,796,283 or 11.3% of the Portfolio’s net assets.

(13)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(14)	Amount is less than 0.05% or (0.05)%, as applicable.

(15)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(16)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(17)	Non-income producing security.

(18)	Restricted security (see Note 5).

(19)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(20)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(21)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2019.

Purchased Interest Rate Swaptions — 1.1%

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 2/2/48 to pay 3-month USD-LIBOR Rate and receive 2.908%	Bank of America, N.A.	$40,000,000	1/31/28	$4,063,331

Option to enter into interest rate swap expiring 2/2/48 to receive 3-month USD-LIBOR Rate and pay 2.908%	Bank of America, N.A.	40,000,000	1/31/28	3,685,042

Option to enter into interest rate swap expiring 12/15/47 to pay 3-month USD-LIBOR Rate and receive 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	3,207,191

Option to enter into interest rate swap expiring 12/15/47 to receive 3-month USD-LIBOR Rate and pay 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	4,190,321

Total				$15,145,885

Purchased Call Options — 0.3%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price/Spread		Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Morgan Stanley & Co. International PLC	Not Applicable	USD	450,000,000		0.135%	8/2/21	$1,491,602

Euro Stoxx 50 Index	Goldman Sachs International	4,258	EUR	14,956,252	EUR	3,100.00	5/3/22	1,873,511

Total								$3,365,113

11	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Put Options — 0.0%(14)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

IMM Euro Futures 3/2020	Citibank, N.A.	2,800	USD	683,690,000	USD	97.25	3/16/20	$210,000

Total								$210,000

Written Put Options — (0.0)%(14)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

IMM Euro Futures 3/2020	Citibank, N.A.	2,800	USD	683,690,000	USD	96.88	3/16/20	$(52,500)

Total								$(52,500)

Centrally Cleared Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

NZD	13,137,000	USD	8,726,909	5/1/19	$47,294

NZD	13,137,000	USD	8,756,467	5/1/19	17,736

NZD	499,000	USD	331,486	5/1/19	1,796

NZD	499,000	USD	332,608	5/1/19	674

USD	8,979,402	NZD	13,137,000	5/1/19	205,199

USD	341,076	NZD	499,000	5/1/19	7,794

USD	332,608	NZD	499,000	5/1/19	(674)

USD	8,756,467	NZD	13,137,000	5/1/19	(17,736)

BRL	4,219,448	USD	1,069,487	5/3/19	6,601

BRL	42,047,799	USD	10,605,276	5/3/19	118,194

USD	1,057,108	BRL	4,219,448	5/3/19	(18,979)

USD	10,657,694	BRL	42,047,799	5/3/19	(65,777)

AUD	2,760,000	USD	2,010,494	5/6/19	(64,643)

AUD	16,000,000	USD	11,363,520	5/6/19	(83,220)

IDR	157,822,053,979	USD	11,106,408	5/6/19	(33,432)

IDR	467,814,750,000	USD	32,921,517	5/6/19	(99,098)

NZD	12,746,000	USD	8,490,111	5/6/19	23,526

NZD	11,168,000	USD	7,439,005	5/6/19	20,614

NZD	11,246,000	USD	7,496,584	5/6/19	15,134

NZD	11,204,000	USD	7,469,707	5/6/19	13,958

NZD	9,854,000	USD	6,568,676	5/6/19	13,261

NZD	9,818,000	USD	6,545,661	5/6/19	12,231

USD	8,084,318	AUD	11,472,000	5/6/19	(3,656)

USD	5,133,667	AUD	7,288,000	5/6/19	(4,509)

USD	33,075,299	IDR	470,000,000,000	5/6/19	99,561

USD	18,019,392	NZD	26,695,000	5/6/19	188,580

USD	11,501,495	NZD	17,039,000	5/6/19	120,367

USD	2,874,516	NZD	4,145,000	5/6/19	105,881

USD	108,878	NZD	157,000	5/6/19	4,010

12	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	12,184,740	NZD	18,000,000	5/6/19	$161,716

USD	5,155,787	KRW	5,993,601,966	5/7/19	22,159

PHP	68,065,000	USD	1,292,783	5/8/19	14,254

USD	5,785,687	PHP	299,930,000	5/8/19	26,198

USD	3,900,527	PHP	207,430,000	5/8/19	(82,705)

PHP	66,271,000	USD	1,264,955	5/13/19	8,530

PHP	67,052,000	USD	1,280,229	5/13/19	8,263

PHP	33,135,000	USD	632,468	5/13/19	4,265

KRW	5,993,601,966	USD	5,157,118	5/14/19	(18,620)

IDR	21,793,265,881	USD	1,520,284	5/20/19	7,305

IDR	470,000,000,000	USD	32,987,086	5/20/19	(42,664)

USD	32,833,714	IDR	467,814,750,000	5/20/19	42,466

USD	11,076,786	IDR	157,822,053,979	5/20/19	14,326

AUD	2,591,704	USD	1,852,628	5/22/19	(24,715)

AUD	7,500,000	USD	5,373,255	5/22/19	(83,552)

USD	3,980,690	NZD	5,789,000	5/22/19	112,856

USD	3,109,463	NZD	4,522,000	5/22/19	88,156

USD	1,898,140	NZD	2,766,000	5/22/19	50,078

USD	1,984,963	NZD	2,901,950	5/22/19	46,068

USD	147,289	NZD	215,331	5/22/19	3,418

USD	5,172,534	KRW	5,783,410,000	5/28/19	204,815

USD	2,101,014	KRW	2,349,774,000	5/28/19	82,652

AUD	7,288,000	USD	5,137,311	6/3/19	4,374

AUD	11,472,000	USD	8,090,169	6/3/19	3,329

MXN	13,735,471	USD	714,206	6/3/19	6,708

USD	704,401	MXN	13,735,471	6/3/19	(16,513)

JPY	4,778,000,000	USD	43,141,823	6/6/19	(126,306)

USD	11,287,516	JPY	1,252,000,000	6/6/19	15,974

GBP	22,640,000	USD	30,251,568	6/13/19	(663,065)

USD	29,294,100	GBP	22,640,000	6/13/19	(294,403)

AUD	7,358,000	USD	5,189,009	6/14/19	3,373

AUD	4,119,000	USD	2,903,771	6/14/19	2,918

USD	5,414,058	NZD	7,948,000	6/14/19	101,467

USD	2,929,565	NZD	4,320,000	6/14/19	41,997

GBP	5,143,000	USD	6,858,206	6/20/19	(134,259)

USD	6,651,612	GBP	5,143,000	6/20/19	(72,335)

AUD	3,677,919	USD	2,598,597	6/21/19	(2,752)

USD	15,621,953	NZD	22,746,000	6/21/19	416,057

USD	1,152,450	NZD	1,678,000	6/21/19	30,693

USD	32,071,990	PEN	106,030,000	6/25/19	81,026

USD	4,686,568	KRW	5,267,000,000	6/26/19	155,153

USD	16,256,110	EUR	14,257,607	6/27/19	188,224

USD	331,842	NZD	499,000	6/28/19	(1,788)

USD	6,574,786	NZD	9,854,000	6/28/19	(13,585)

USD	7,503,556	NZD	11,246,000	6/28/19	(15,504)

13	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	8,736,302	NZD	13,137,000	6/28/19	$(47,078)

NOK	154,000,000	USD	18,123,297	7/11/19	(225,224)

USD	18,163,143	EUR	15,985,446	7/11/19	126,558

USD	2,952,188	EUR	2,581,780	7/11/19	39,132

USD	1,029,123	EUR	900,000	7/11/19	13,641

USD	6,563,844	KRW	7,479,500,000	7/12/19	125,183

USD	1,086,592	NZD	1,611,621	7/12/19	8,763

USD	4,579,445	PEN	15,148,803	7/12/19	12,094

USD	27,698,142	PEN	92,583,810	7/12/19	(215,797)

AUD	1,475,000	USD	1,055,739	7/18/19	(14,006)

AUD	26,683,272	USD	19,126,035	7/18/19	(280,733)

EUR	5,295,000	USD	5,985,521	7/18/19	(7,614)

USD	4,040	EUR	3,574	7/18/19	5

USD	3,855,687	NZD	5,693,530	7/18/19	47,474

USD	4,071,102	NZD	6,017,000	7/18/19	46,531

USD	12,825,711	KRW	14,805,360,000	7/29/19	72,448

USD	10,367,870	KRW	11,965,040,000	7/29/19	61,244

USD	4,243,557	NZD	6,392,392	7/29/19	(33,054)

USD	14,310,790	NZD	21,557,427	7/29/19	(111,470)

EUR	48,352	USD	55,704	8/15/19	(990)

USD	32,440,632	EUR	28,846,117	8/30/19	(241,113)

USD	6,560,388	NZD	9,818,000	9/3/19	(12,682)

USD	7,486,513	NZD	11,204,000	9/3/19	(14,472)

USD	7,455,589	NZD	11,168,000	9/3/19	(21,294)

USD	8,509,038	NZD	12,746,000	9/3/19	(24,302)

USD	16,145,521	EUR	14,023,000	9/20/19	230,732

NZD	705,342	USD	480,599	10/3/19	(8,099)

USD	12,357,557	NZD	18,136,339	10/3/19	208,252

					$720,868

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

TRY	4,336,000	USD	746,079	Standard Chartered Bank	5/2/19	$—	$(19,837)

TRY	8,721,000	USD	1,538,502	UBS AG	5/2/19	—	(77,811)

USD	2,220,578	TRY	13,057,000	Standard Chartered Bank	5/2/19	33,645	—

BRL	37,828,351	USD	9,588,206	Standard Chartered Bank	5/3/19	59,176	—

USD	9,499,053	BRL	37,828,351	Standard Chartered Bank	5/3/19	—	(148,330)

CNH	81,215,000	USD	11,646,232	Morgan Stanley & Co. International PLC	5/6/19	410,166	—

CNH	77,740,000	USD	11,311,256	Morgan Stanley & Co. International PLC	5/6/19	229,277	—

CNH	5,380,000	USD	784,726	Morgan Stanley & Co. International PLC	5/6/19	13,938	—

CNH	112,345,000	USD	16,120,215	Standard Chartered Bank	5/6/19	557,444	—

IDR	470,000,000,000	USD	33,262,562	JPMorgan Chase Bank, N.A.	5/6/19	—	(286,824)

14	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

RSD	5,719,991	EUR	48,015	Citibank, N.A.	5/6/19	$499	$—

USD	23,588,643	CNH	164,335,000	Morgan Stanley & Co. International PLC	5/6/19	—	(806,952)

USD	16,185,801	CNH	112,345,000	Standard Chartered Bank	5/6/19	—	(491,858)

USD	33,107,909	IDR	467,814,750,000	JPMorgan Chase Bank, N.A.	5/6/19	285,491	—

USD	11,169,289	IDR	157,822,053,979	JPMorgan Chase Bank, N.A.	5/6/19	96,313	—

JPY	1,460,000,000	USD	13,064,082	Bank of America, N.A.	5/7/19	47,871	—

KRW	5,993,601,966	USD	5,282,461	Standard Chartered Bank	5/7/19	—	(148,833)

USD	13,114,507	JPY	1,460,000,000	Goldman Sachs International	5/7/19	2,554	—

PHP	69,201,000	USD	1,314,359	Bank of America, N.A.	5/8/19	14,492	—

PHP	69,137,000	USD	1,313,892	Bank of America, N.A.	5/8/19	13,730	—

PHP	134,772,000	USD	2,560,502	Goldman Sachs International	5/8/19	27,495	—

PHP	67,386,000	USD	1,282,322	Goldman Sachs International	5/8/19	11,677	—

PHP	134,772,000	USD	2,560,502	Standard Chartered Bank	5/8/19	27,495	—

PHP	67,386,000	USD	1,280,190	Standard Chartered Bank	5/8/19	13,808	—

PHP	67,386,000	USD	1,280,251	Standard Chartered Bank	5/8/19	13,747	—

PHP	67,386,000	USD	1,282,322	Standard Chartered Bank	5/8/19	11,677	—

PHP	61,270,000	USD	1,169,498	Bank of America, N.A.	5/13/19	7,886	—

PHP	137,691,000	USD	2,625,436	BNP Paribas	5/13/19	20,477	—

PHP	66,213,000	USD	1,262,162	Goldman Sachs International	5/13/19	10,208	—

PHP	66,213,000	USD	1,262,643	Goldman Sachs International	5/13/19	9,727	—

PHP	64,494,000	USD	1,231,154	Goldman Sachs International	5/13/19	8,183	—

PHP	68,642,000	USD	1,310,212	JPMorgan Chase Bank, N.A.	5/13/19	8,834	—

PHP	135,819,000	USD	2,586,782	UBS AG	5/13/19	23,159	—

PHP	67,909,000	USD	1,294,861	UBS AG	5/13/19	10,099	—

THB	53,972,000	USD	1,692,398	Standard Chartered Bank	5/13/19	—	(1,445)

THB	93,600,000	USD	2,934,837	Standard Chartered Bank	5/13/19	—	(2,331)

USD	152,244	ARS	6,800,000	Goldman Sachs International	5/13/19	1,045	—

USD	1,692,371	THB	53,972,000	Standard Chartered Bank	5/13/19	1,418	—

JPY	4,778,000,000	USD	43,556,421	Citibank, N.A.	5/14/19	—	(621,587)

KRW	3,949,165,000	USD	3,486,198	Goldman Sachs International	5/14/19	—	(100,458)

KRW	8,880,835,000	USD	7,840,412	Goldman Sachs International	5/14/19	—	(226,601)

PHP	66,271,000	USD	1,264,955	Citibank, N.A.	5/14/19	8,709	—

PHP	67,052,000	USD	1,280,229	Citibank, N.A.	5/14/19	8,445	—

PHP	33,135,000	USD	632,468	Citibank, N.A.	5/14/19	4,354	—

USD	43,064,443	JPY	4,778,000,000	Citibank, N.A.	5/14/19	129,609	—

USD	6,978,297	KRW	7,819,880,000	Bank of America, N.A.	5/14/19	274,076	—

USD	6,990,719	KRW	7,833,800,000	Goldman Sachs International	5/14/19	274,563	—

USD	3,503,900	KRW	3,926,120,000	Goldman Sachs International	5/14/19	137,918	—

USD	3,233,006	KRW	3,624,200,000	Goldman Sachs International	5/14/19	125,869	—

USD	2,902,696	EUR	2,527,248	JPMorgan Chase Bank, N.A.	5/16/19	64,926	—

USD	2,595,838	EUR	2,287,550	Citibank, N.A.	5/17/19	26,997	—

USD	1,372,820	EUR	1,209,781	Citibank, N.A.	5/17/19	14,277	—

AUD	2,270,401	USD	1,617,593	Australia and New Zealand Banking Group Limited	5/20/19	—	(16,371)

USD	1,714,592	NZD	2,495,385	Australia and New Zealand Banking Group Limited	5/20/19	47,397	—

NOK	154,333,840	EUR	16,084,484	State Street Bank and Trust Company	5/24/19	—	(168,992)

15	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

JPY	1,460,000,000	USD	13,150,697	Goldman Sachs International	6/10/19	$—	$(2,265)

USD	5,606,814	KRW	6,299,816,000	The Toronto-Dominion Bank	6/26/19	186,825	—

CNH	9,871,000	USD	1,440,013	Citibank, N.A.	6/28/19	25,326	—

CNH	63,705,000	USD	9,290,642	Deutsche Bank AG	6/28/19	166,295	—

CNH	19,461,775	USD	2,836,993	Goldman Sachs International	6/28/19	52,086	—

CNH	142,076,000	USD	20,682,146	Standard Chartered Bank	6/28/19	408,879	—

CNH	78,000,000	USD	11,304,676	Standard Chartered Bank	6/28/19	274,338	—

CNH	83,565,225	USD	12,193,785	Standard Chartered Bank	6/28/19	211,381	—

USD	1,425,271	CNH	9,871,000	Citibank, N.A.	6/28/19	—	(40,068)

USD	7,075,117	CNH	47,000,000	Deutsche Bank AG	6/28/19	98,019	—

USD	2,405,328	CNH	16,705,000	Deutsche Bank AG	6/28/19	—	(74,511)

USD	2,808,621	CNH	19,461,775	Goldman Sachs International	6/28/19	—	(80,458)

USD	10,534,189	CNH	70,000,000	Standard Chartered Bank	6/28/19	142,766	—

USD	6,849,480	CNH	45,500,000	Standard Chartered Bank	6/28/19	95,055	—

USD	9,102,012	CNH	63,236,225	Standard Chartered Bank	6/28/19	—	(285,336)

USD	18,010,399	CNH	124,905,000	Standard Chartered Bank	6/28/19	—	(531,610)

USD	7,916,361	OMR	3,237,000	BNP Paribas	7/3/19	—	(483,640)

USD	6,804,601	KRW	7,750,100,000	Bank of America, N.A.	7/12/19	132,996	—

USD	4,984,721	OMR	2,039,000	BNP Paribas	7/15/19	—	(305,306)

USD	926,925	OMR	378,000	BNP Paribas	7/17/19	—	(53,731)

CNH	83,000,000	USD	12,023,235	Deutsche Bank AG	7/18/19	297,387	—

CNH	115,790,000	USD	16,773,866	Goldman Sachs International	7/18/19	414,144	—

CNH	85,000,000	USD	12,311,703	JPMorgan Chase Bank, N.A.	7/18/19	305,801	—

CNH	83,000,000	USD	12,028,173	Standard Chartered Bank	7/18/19	292,449	—

USD	12,256,350	CNH	83,000,000	Deutsche Bank AG	7/18/19	—	(64,273)

USD	4,849,731	CNH	32,790,000	Goldman Sachs International	7/18/19	—	(17,657)

USD	12,268,669	CNH	83,000,000	Goldman Sachs International	7/18/19	—	(51,953)

USD	12,570,245	CNH	85,000,000	JPMorgan Chase Bank, N.A.	7/18/19	—	(47,259)

USD	12,275,746	CNH	83,000,000	Standard Chartered Bank	7/18/19	—	(44,877)

JPY	2,215,492,133	USD	20,048,795	Standard Chartered Bank	7/22/19	—	(29,716)

JPY	2,603,776,500	USD	24,294,059	Standard Chartered Bank	7/22/19	—	(766,461)

USD	111,578,478	JPY	11,958,702,285	Standard Chartered Bank	7/22/19	3,520,225	—

USD	3,298,674	JPY	364,200,000	Standard Chartered Bank	7/22/19	7,780	—

SEK	262,162,000	EUR	25,096,211	The Toronto-Dominion Bank	7/23/19	—	(562,141)

SEK	171,000,000	EUR	16,090,382	Bank of America, N.A.	7/29/19	—	(52,316)

USD	162	EUR	140	Standard Chartered Bank	8/1/19	4	—

CNH	165,000,000	USD	24,053,390	Barclays Bank PLC	8/27/19	434,972	—

USD	23,780,356	CNH	165,000,000	Barclays Bank PLC	8/27/19	—	(708,006)

USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(298,829)

USD	11,881,604	OMR	4,666,500	BNP Paribas	4/8/21	—	(16,520)

USD	11,896,188	OMR	4,664,971	Standard Chartered Bank	4/26/21	8,407	—

						$10,163,806	$(7,635,163)

16	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Volatility Agreements

Reference Entity	Counterparty	Settlement Date(1)	Notional Amount (000’s omitted)	Value/Unrealized Appreciation (Depreciation)

Straddle swaption on floating rate (3-month USD-LIBOR) versus fixed rate interest rate swap, maturing June 11, 2055, 5-year term	Bank of America, N.A.	6/10/20	$35,000	$(1,437,275)

				$(1,437,275)

(1)

At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $7,787,500 and an interest rate component to be determined at a future date.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-mini S&P 500 Index	79	Long	6/21/19	$11,646,575	$597,438

Interest Rate Futures

CME 90-Day Eurodollar	1,892	Long	6/17/19	460,962,150	56,628

CME 90-Day Eurodollar	1,892	Short	3/16/20	(461,979,100)	(2,664,650)

CME 90-Day Eurodollar	4,723	Short	6/15/20	(1,154,301,200)	(4,702,038)

Japan 10-Year Bond	68	Short	6/13/19	(93,232,551)	(15,261)

U.S. 5-Year Treasury Note	52	Long	6/28/19	6,013,313	32,906

					$(6,694,977)

CME:  Chicago Mercantile Exchange.

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(207,099)

EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(223,350)

EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(233,387)

EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	(1,142,090)

17	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	$382,367

EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	388,674

EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	409,443

EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	2,147,841

USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	38,182

USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	173,725

USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	69,052

USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	60,269

USD	8,800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(482,652)

USD	13,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	1/9/49	471,165

							$1,852,140

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$142,171

BNP Paribas	USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.75% (pays upon termination)	6/22/26	343,414

18	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	3/23/26	$76,292

Goldman Sachs International	USD	29,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	4/1/26	463,907

								$1,025,784

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	50,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	$12,875	$—	$12,875

CNY	152,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	38,626	—	38,626

CNY	50,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	13,748	—	13,748

CNY	81,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	23,399	—	23,399

CNY	21,040	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	7,679	—	7,679

CNY	73,660	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	26,883	—	26,883

CZK	578,000	Receives	6-month CZK PRIBOR (pays semi-annually)	2.29% (pays annually)	8/24/28	(874,331)	—	(874,331)

CZK	445,000	Receives	6-month CZK PRIBOR (pays semi-annually)	1.87% (pays annually)	2/19/29	285,917	—	285,917

GBP	32,500	Receives	6-month GBP LIBOR (pays semi-annually)	1.36% (pays semi-annually)	2/15/29	(42,428)	—	(42,428)

HUF	2,125,500	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(67,819)	—	(67,819)

HUF	1,495,700	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(53,291)	—	(53,291)

HUF	1,450,029	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(12,060)	—	(12,060)

HUF	587,850	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(11,344)	—	(11,344)

HUF	573,154	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(11,810)	—	(11,810)

HUF	583,931	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(40,373)	—	(40,373)

19	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

HUF	1,485,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	$(80,049)	$—	$(80,049)

HUF	707,985	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(31,443)	—	(31,443)

HUF	285,989	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(13,668)	—	(13,668)

HUF	428,517	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(19,042)	—	(19,042)

HUF	286,920	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(19,674)	—	(19,674)

HUF	1,547,321	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(86,878)	—	(86,878)

HUF	281,331	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(16,865)	—	(16,865)

HUF	279,468	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(14,436)	—	(14,436)

HUF	769,469	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(43,952)	—	(43,952)

JPY	1,401,960	Receives	6-month JPY-LIBOR (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	(794,779)	—	(794,779)

JPY	1,363,900	Receives	6-month JPY-LIBOR (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	(1,001,062)	—	(1,001,062)

JPY	456,000	Receives	6-month JPY-LIBOR (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	(446,494)	—	(446,494)

JPY	138,556	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	9,737	—	9,737

JPY	138,556	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	9,737	—	9,737

JPY	107,533	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	7,284	—	7,284

JPY	138,555	Receives	6-month JPY-LIBOR (pays semi-annually)	0.55% (pays semi-annually)	4/8/49	9,033	—	9,033

MXN	1,081,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	1,465,763	—	1,465,763

NZD	65,710	Receives	3-month NZD Bank Bill (pays quarterly)	3.32% (pays semi-annually)	2/19/28	(4,209,263)	—	(4,209,263)

NZD	5,220	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(84,706)	—	(84,706)

NZD	6,500	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(108,430)	—	(108,430)

PLN	30,010	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	12,610	—	12,610

PLN	21,649	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	6,332	—	6,332

PLN	7,837	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	7,634	—	7,634

20	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	28,997	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	$39,415	$—	$39,415

PLN	8,288	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	40,196	—	40,196

PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	53,514	—	53,514

PLN	8,425	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	37,297	—	37,297

PLN	10,411	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	43,048	—	43,048

PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	18,017	—	18,017

PLN	6,247	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	30,551	—	30,551

PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	15,810	—	15,810

PLN	22,905	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	66,022	—	66,022

PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	14,029	—	14,029

PLN	4,165	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	10,792	—	10,792

PLN	11,509	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	33,080	—	33,080

SGD	18,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	267,676	—	267,676

SGD	9,630	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	144,279	—	144,279

SGD	10,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	149,822	—	149,822

SGD	15,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	224,734	—	224,734

SGD	25,150	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	95,844	—	95,844

SGD	26,350	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	109,686	—	109,686

USD	133,500	Pays	3-month USD-LIBOR (pays quarterly)	2.62% (pays semi-annually)	1/8/21	1,316,801	—	1,316,801

USD	342,000	Pays	3-month USD-LIBOR (pays quarterly)	2.57% (pays semi-annually)	3/14/21	1,026,716	—	1,026,716

USD	229,000	Pays	3-month USD-LIBOR (pays quarterly)	2.58% (pays semi-annually)	3/18/21	733,121	—	733,121

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	133,500	Pays	3-month USD-LIBOR (pays quarterly)	3.04% (pays semi-annually)	4/30/22	$2,116,628	$—	$2,116,628

USD	132,000	Pays	3-month USD-LIBOR (pays quarterly)	2.51% (pays semi-annually)	3/12/24	1,127,426	—	1,127,426

USD	68,000	Pays	3-month USD-LIBOR (pays quarterly)	2.42% (pays semi-annually)	4/24/24	303,982	—	303,982

USD	29,500	Receives	3-month USD-LIBOR (pays quarterly)	2.65% (pays semi-annually)	1/8/29	(636,535)	—	(636,535)

USD	45,000	Receives	3-month USD-LIBOR (pays quarterly)	2.64% (pays semi-annually)	3/18/29	(606,136)	—	(606,136)

USD	29,500	Receives	3-month USD-LIBOR (pays quarterly)	3.06% (pays semi-annually)	4/30/30	(1,385,052)	—	(1,385,052)

USD	100,000	Receives	3-month USD-LIBOR (pays quarterly)	2.78% (pays semi-annually)	9/21/45	(1,611,968)	—	(1,611,968)

USD	100,000	Pays	3-month USD-LIBOR (pays quarterly)	2.79% (pays semi-annually)	9/21/45	1,292,189	—	1,292,189

USD	45,000	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	10/28/45	1,671,727	—	1,671,727

USD	55,000	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	10/28/45	2,043,222	—	2,043,222

USD	45,000	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(1,749,971)	—	(1,749,971)

USD	55,000	Pays	3-month USD-LIBOR (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(2,138,854)	—	(2,138,854)

USD	11,693	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	9/20/47	453,195	(106,470)	346,725

USD	1,000	Pays	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	3/21/48	(39,215)	120,212	80,997

USD	3,250	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	12/21/48	(174,785)	—	(174,785)

USD	4,570	Receives	3-month USD-LIBOR (pays quarterly)	2.60% (pays semi-annually)	3/27/49	88,829	36,367	125,196

USD	4,500	Receives	3-month USD-LIBOR (pays quarterly)	2.67% (pays semi-annually)	4/8/49	24,991	—	24,991

USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	6/11/55	151,839	—	151,839

USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	7/27/55	28,725	—	28,725

Total						$(716,253)	$50,109	$(666,144)

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	THB	1,600,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.84% (pays semi-annually)	3/16/23	$(139,527)

Bank of America, N.A.	THB	1,900,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	11/16/23	898,847

Total							$759,320

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Malaysia	$117,590	1.00% (pays quarterly)(1)	6/20/24	$(2,669,489)	$1,857,415	$(812,074)

				$(2,669,489)	$1,857,415	$(812,074)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	$3,700	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	$175,815

Citibank, N.A.	8,000	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	613,372

Goldman Sachs International	20,400	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	1,110,351

Goldman Sachs International	53,000	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	6/20/19	4,216,523

					$6,116,061

23	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)

Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 117,044,424 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	$338,369

Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 75,476,100 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	200,244

Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 107,216,880 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	281,942

Barclays Bank PLC	3-month ZAR JIBAR + 58 bp on ZAR 455,470,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/30/23/ 10/30/28	188,453

Barclays Bank PLC	3-month ZAR JIBAR + 55.5 bp on ZAR 480,312,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/7/23/ 11/7/28	174,270

Goldman Sachs International	3-month ZAR JIBAR + 50.5 bp on ZAR 267,000,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/27/23/ 7/27/28	73,537

				$1,256,815

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

BADLAR	–	Buenos Aires Deposits of Large Amount Rate

COF	–	Cost of Funds 11th District

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

ARS	–	Argentine Peso

AUD	–	Australian Dollar

BRL	–	Brazilian Real

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

CZK	–	Czech Koruna

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

LKR	–	Sri Lankan Rupee

MXN	–	Mexican Peso

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

USD	–	United States Dollar

ZAR	–	South African Rand

24	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2019

Unaffiliated investments, at value (identified cost, $1,237,442,553)	$1,185,804,277

Affiliated investment, at value (identified cost, $57,077,826)	57,078,048

Cash	31,855,146

Deposits for derivatives collateral —

Financial futures contracts	8,775,075

Centrally cleared derivatives	51,559,155

OTC derivatives	3,705,000

Foreign currency, at value (identified cost, $1,972,216)	2,031,272

Interest and dividends receivable	12,078,577

Dividends receivable from affiliated investment	98,816

Receivable for investments sold	2,067,051

Receivable for open forward foreign currency exchange contracts	10,163,806

Receivable for open swap contracts	9,297,507

Receivable for closed swap contracts	1,949,886

Prepaid expenses	1,273

Total assets	$1,376,464,889

Liabilities

Cash collateral due to brokers	$3,705,000

Written options outstanding, at value (premiums received, $158,824)	52,500

Payable for investments purchased	18,188,961

Payable for variation margin on open financial futures contracts	356,930

Payable for variation margin on open centrally cleared derivatives	3,137,335

Payable for open forward foreign currency exchange contracts	7,635,163

Payable for open forward volatility agreements	1,437,275

Payable for open swap contracts	139,527

Payable for closed swap contracts	958,968

Payable to affiliates:

Investment adviser fee	662,976

Trustees’ fees	6,875

Accrued foreign capital gains taxes	44,451

Accrued expenses	458,670

Total liabilities	$36,784,631

Net Assets applicable to investors’ interest in Portfolio	$1,339,680,258

25	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2019

Interest (net of foreign taxes, $648,765)	$36,387,624

Dividends (net of foreign taxes, $29,124)	2,610,823

Dividends from affiliated investment	275,780

Total investment income	$39,274,227

Expenses

Investment adviser fee	$4,176,246

Trustees’ fees and expenses	41,431

Custodian fee	435,938

Legal and accounting services	123,805

Miscellaneous	152,958

Total expenses	$4,930,378

Net investment income	$34,343,849

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(11,250,502)

Investment transactions — affiliated investment	(182)

Written options	389,497

Financial futures contracts	(4,520,467)

Swap contracts	(3,178,246)

Foreign currency transactions	1,323,608

Forward foreign currency exchange contracts	(5,803,762)

Capital gains distributions received	113,857

Net realized loss	$(22,926,197)

Change in unrealized appreciation (depreciation) —

Investments (including net increase in accrued foreign capital gains taxes of $44,451)	$25,723,642

Investments — affiliated investment	2,639

Written options	197,934

Financial futures contracts	(13,683,067)

Swap contracts	4,436,246

Forward volatility agreements	(529,269)

Foreign currency	1,867,025

Forward foreign currency exchange contracts	(3,650,039)

Net change in unrealized appreciation (depreciation)	$14,365,111

Net realized and unrealized loss	$(8,561,086)

Net increase in net assets from operations	$25,782,763

26	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

From operations —

Net investment income	$34,343,849	$71,171,008

Net realized gain (loss)	(22,926,197)	19,816,899

Net change in unrealized appreciation (depreciation)	14,365,111	(54,200,253)

Net increase in net assets from operations	$25,782,763	$36,787,654

Capital transactions —

Contributions	$65,302,671	$192,566,243

Withdrawals	(241,887,009)	(372,199,188)

Net decrease in net assets from capital transactions	$(176,584,338)	$(179,632,945)

Net decrease in net assets	$(150,801,575)	$(142,845,291)

Net Assets

At beginning of period	$1,490,481,833	$1,633,327,124

At end of period	$1,339,680,258	$1,490,481,833

27	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Consolidated Financial Highlights

	Six Months Ended April 30, 2019 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2018	2017	2016	2015	2014

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.70	%(2)	0.69%	0.68%	0.66%	0.66%	0.72%

Net investment income	4.91	%(2)	4.47%	3.84%	3.75%	3.63%	5.32%

Portfolio Turnover	11	%(3)	57%	44%	30%	32%	58%

Total Return	1.72	%(3)	2.74%	6.70%	0.04%	(0.41)%	7.75%

Net assets, end of period (000’s omitted)	$1,339,680		$1,490,482	$1,633,327	$1,479,688	$1,859,065	$1,021,588

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

28	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2019, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 92.6% and 7.4%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2019 were $2,557,587 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit

29

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2019, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

30

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts are recorded, as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship

31

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

32

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

S  Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of a swaption straddle (i.e., a receiver swaption and a payer swaption with the same expiration date) on an underlying floating-rate versus a fixed rate reference entity. The fixed rate shall equal the prevailing at-the-money forward rate of the benchmark swap at determination date. Changes in the value of the agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying reference entity.

T  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

V  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2019, the Portfolio’s investment adviser fee amounted to $4,176,246 or 0.597% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2019 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$123,931,891	$127,889,807

U.S. Government and Agency Securities	18,370,144	249,918,177

	$142,302,035	$377,807,984

33

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,323,609,880

Gross unrealized appreciation	$44,939,331

Gross unrealized depreciation	(120,512,509)

Net unrealized depreciation	$(75,573,178)

5  Restricted Securities

At April 30, 2019, the Portfolio owned the following securities (representing 2.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Other

Altair V Reinsurance	12/22/16	1,932	$1,931,845	$154,548

Altair VI Reinsurance	12/29/17	1,000	4,274,126	3,200,221

Blue Lotus Re, Ltd.	12/20/17	6,000	6,000,000	6,399,600

Mt. Logan Re, Ltd., Series 13 Preference Shares	1/22/19	2,000	1,811,255	1,924,033

Mt. Logan Re, Ltd., Special Investment Series 13	1/2/18	10,000	8,188,745	8,723,640

Sussex Capital, Ltd.	12/17/18	6,000	6,000,000	5,959,123

Versutus Re, Ltd.	12/17/18	4,000	4,000,000	4,054,000

Total Restricted Securities			$32,205,971	$30,415,165

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2019 is included in the Consolidated Portfolio of Investments. At April 30, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio enters into credit default swaps to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk:  The Portfolio enters into equity index options and futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps, total return swaps, options contracts and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

34

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2019, the fair value of derivatives with credit-related contingent features in a net liability position was $9,264,465. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $2,874,815 at April 30, 2019.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2019 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2019. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2019 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price		Foreign Exchange		Interest Rate		Total

Unaffiliated investments, at value	$—	$1,873,511		$210,000		$16,637,487		$18,720,998

Not applicable	—	597,438	*	3,963,286	*	19,940,712	*	24,501,436

Receivable for open forward foreign currency exchange contracts	—	—		10,163,806		—		10,163,806

Receivable for open swap contracts	—	—		—		9,297,507		9,297,507

Total Asset Derivatives	$—	$2,470,949		$14,337,092		$45,875,706		$62,683,747

Derivatives not subject to master netting or similar agreements	$—	$597,438		$3,963,286		$19,940,712		$24,501,436

Total Asset Derivatives subject to master netting or similar agreements	$—	$1,873,511		$10,373,806		$25,934,994		$38,182,311

35

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$—	$—	$(52,500)	$—	$(52,500)

Not applicable	(2,669,489)*	—	(3,242,418)*	(26,097,240)*	(32,009,147)

Payable for open forward foreign currency exchange contracts	—	—	(7,635,163)	—	(7,635,163)

Payable for open swap contracts	—	—	—	(139,527)	(139,527)

Payable for open forward volatility agreements	—	—	—	(1,437,275)	(1,437,275)

Total Liability Derivatives	$(2,669,489)	$—	$(10,930,081)	$(27,674,042)	$(41,273,612)

Derivatives not subject to master netting or similar agreements	$(2,669,489)	$—	$(3,242,418)	$(26,097,240)	$(32,009,147)

Total Liability Derivatives subject to master netting or similar agreements	$—	$—	$(7,687,663)	$(1,576,802)	$(9,264,465)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Consolidated Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2019.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$47,397	$(16,371)	$—	$—	$31,026	$—

Bank of America, N.A.	9,280,442	(1,629,118)	—	—	7,651,324	—

Barclays Bank PLC	1,618,250	(708,006)	—	(350,000)	560,244	350,000

BNP Paribas	363,891	(363,891)	—	—	—	—

Citibank, N.A.	1,217,403	(714,155)	—	—	503,248	—

Deutsche Bank AG	561,701	(138,784)	(38,403)	(150,000)	234,514	150,000

Goldman Sachs International	8,889,590	(479,392)	(8,410,198)	—	—	480,000

JPMorgan Chase Bank, N.A.	761,365	(334,083)	—	(427,282)	—	875,000

Morgan Stanley & Co. International PLC	9,542,495	(806,952)	—	—	8,735,543	—

Standard Chartered Bank	5,679,694	(2,470,634)	—	(1,850,000)	1,359,060	1,850,000

The Toronto-Dominion Bank	186,825	(186,825)	—	—	—	—

UBS AG	33,258	(33,258)	—	—	—	—

	$38,182,311	$(7,881,469)	$(8,448,601)	$(2,777,282)	$19,074,959	$3,705,000

36

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(16,371)	$16,371	$—	$—	$—	$—

Bank of America, N.A.	(1,629,118)	1,629,118	—	—	—	—

Barclays Bank PLC	(708,006)	708,006	—	—	—	—

BNP Paribas	(1,158,026)	363,891	794,135	—	—	—

Citibank, N.A.	(714,155)	714,155	—	—	—	—

Deutsche Bank AG	(138,784)	138,784	—	—	—	—

Goldman Sachs International	(479,392)	479,392	—	—	—	—

JPMorgan Chase Bank, N.A.	(334,083)	334,083	—	—	—	—

Morgan Stanley & Co. International PLC	(806,952)	806,952	—	—	—	—

Standard Chartered Bank	(2,470,634)	2,470,634	—	—	—	—

State Street Bank and Trust Company	(168,992)	—	—	—	(168,992)	—

The Toronto-Dominion Bank	(562,141)	186,825	260,983	—	(114,333)	—

UBS AG	(77,811)	33,258	—	—	(44,553)	—

	$(9,264,465)	$7,881,469	$1,055,118	$—	$(327,878)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$3,705,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2019 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —

Investment transactions	$—	$(389,503)	$(1,711,416)	$—

Written options	—	389,497	—	—

Financial futures contracts	—	(582,159)	—	(3,938,308)

Swap contracts	(4,059,455)	—	—	881,209

Forward foreign currency exchange contracts	—	—	(5,803,762)	—

Total	$(4,059,455)	$(582,165)	$(7,515,178)	$(3,057,099)

37

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate

Change in unrealized appreciation (depreciation) —

Investments	$—	$627,581	$(2,292,355)	$(3,281,884)

Written options	—	(59,447)	257,381	—

Financial futures contracts	—	1,490,856	—	(15,173,923)

Swap contracts	(868,628)	—	—	5,304,874

Forward volatility agreements	—	—	—	(529,269)

Forward foreign currency exchange contracts	—	—	(3,650,039)	—

Total	$(868,628)	$2,058,990	$(5,685,013)	$(13,680,202)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements

$719,778,000	$2,009,950,000	$1,634,496,000	$35,000,000

Purchased Swaptions	Purchased Call Options	Swap Contracts

$156,000,000	$450,000,000	$2,390,703,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts and average number of purchased index options contracts and written index options contracts outstanding during the six months ended April 30, 2019, which are indicative of the volume of these derivative types, were approximately $163,014,000, $12,594,000, 5,575 contracts and 1,317 contracts, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2019.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

38

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$290,103,544	$—	$290,103,544

Mortgage Pass-Throughs	—	6,866,071	—	6,866,071

Commercial Mortgage-Backed Securities	—	23,059,978	—	23,059,978

Asset-Backed Securities	—	214,734,887	—	214,734,887

Small Business Administration Loans (Interest Only)	—	74,196,404	—	74,196,404

Senior Floating-Rate Loans	—	—	2,659,901	2,659,901

Sovereign Loans	—	1,810,691	—	1,810,691

Foreign Government Bonds	—	380,690,372	—	380,690,372

Foreign Corporate Bonds	—	39,283,256	—	39,283,256

Common Stocks	—	4,404,650 *	—	4,404,650

Closed-End Funds	52,036,036	—	—	52,036,036

Other	—	—	42,029,190	42,029,190

Short-Term Investments —

Foreign Government Securities	—	28,208,750	—	28,208,750

U.S. Treasury Obligations	—	6,999,549	—	6,999,549

Other	—	57,078,048	—	57,078,048

Purchased Interest Rate Swaptions	—	15,145,885	—	15,145,885

Purchased Call Options	—	3,365,113	—	3,365,113

Purchased Put Options	210,000	—	—	210,000

Total Investments	$52,246,036	$1,145,947,198	$44,689,091	$1,242,882,325

Forward Foreign Currency Exchange Contracts	$—	$14,127,092	$—	$14,127,093

Futures Contracts	686,972	—	—	686,972

Swap Contracts	—	29,148,685	—	29,148,685

Total	$52,933,008	$1,189,222,975	$44,689,091	$1,286,845,075

Liability Description

Written Put Options	$(52,500)	$—	$—	$(52,500)

Forward Foreign Currency Exchange Contracts	—	(10,877,581)	—	(10,877,582)

Forward Volatility Agreements	—	(1,437,275)	—	(1,437,275)

Futures Contracts	(7,381,949)	—	—	(7,381,949)

Swap Contracts	—	(21,524,307)	—	(21,524,307)

Total	$(7,434,449)	$(33,839,163)	$—	$(41,273,613)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

39

Global Opportunities Portfolio

April 30, 2019

Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating- Rate Loans	Investments in Other	Total

Balance as of October 31, 2018	$—	$34,487,429	$34,487,429

Realized gains (losses)	—	(574,114)	—

Change in net unrealized appreciation (depreciation)	(147,410)	240,073	92,663

Cost of purchases	1,087,465	20,000,000	22,898,720

Proceeds from sales, including return of capital	—	(12,124,198)	(14,509,567)

Accrued discount (premium)	226,845	—	226,845

Transfers to Level 3(1)	1,493,001	—	1,493,001

Transfers from Level 3(1)	—	—	—

Balance as of April 30, 2019	$2,659,901	$42,029,190	$44,689,091

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2019	$(147,410)	$(593,052)	$(740,462)

(1)

Transfers are reflected at the value of the securities at the beginning of the period. An investment was transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

The Portfolio’s investments in Level 3 securities were primarily valued on the basis of broker quotations.

40

Global Opportunities Portfolio

April 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

41

Global Opportunities Portfolio

April 30, 2019

Board of Trustees’ Contract — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and
•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Global Opportunities Portfolio (the “Portfolio”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investment in a broad range of income securities. The Board considered the Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

42

Global Opportunities Portfolio

April 30, 2019

Board of Trustees’ Contract — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

The Board compared the Portfolio’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Portfolio for the one-, three- and five-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Portfolio was lower than the median performance of the Portfolio’s peer group for the three-year period. The Board also noted that the performance of the Portfolio was higher than its benchmark index for the three-year period. The Board took into account the purpose served by the Portfolio as an investment option for other Eaton Vance Funds seeking to participate in the performance of the asset classes not generally available in other funds in which the Portfolio invests or to otherwise manage investment exposure. On the basis of the foregoing and other relevant information provided to the Board, the Board concluded that the Portfolio had achieved its performance objective.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Portfolio’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on the Portfolio’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Portfolio currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Portfolio to continue to benefit from any economies of scale in the future.

43

Global Opportunities Portfolio

April 30, 2019

Officers and Trustees

Officers of Global Opportunities Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Global Opportunities Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

44

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2019